UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07888

Limited Term Tax-Exempt Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Limited Term Tax-Exempt Bond Fund of AmericaSM
Investment portfolio

October 31, 2011
unaudited
Bonds & notes — 91.96%	Principal amount (000)	Value (000)

ALABAMA — 0.41%
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.00% 2013	$1,000	$1,058
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	7,000	7,806
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2006-A, 5.00% 2015	500	544
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2017	1,160	1,297
		10,705

ALASKA — 0.10%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, National insured, 5.50% 2037	1,480	1,520
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,000	1,100
		2,620

ARIZONA — 2.82%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds (Arizona Electric Power
Cooperative, Inc. Project), Series 1994-A, AMT, 1.00% 20241	2,800	2,800
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2018	1,135	1,270
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.14% 2042 (put 2015)1	9,000	8,369
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 0.99% 2042 (put 2015)1	4,000	3,738
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2017	3,000	3,314
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.00% 2016	1,900	2,130
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.00% 2018	500	564
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2007-A, 4.125% 2015	1,000	1,054
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2007-A, 5.00% 2016	2,000	2,192
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-A, 5.00% 2016	2,400	2,630
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	8,500	9,229
Maricopa County Community College Dist., G.O. Bonds (Project of 2004), Series 2009-C, 5.00% 2018	3,500	4,163
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2019	1,000	1,137
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.25% 2017	2,000	2,248
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.25% 2018	1,000	1,122
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2018	1,000	1,218
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2018	2,300	2,723
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	267	280
Industrial Dev. Authorities of the City of Phoenix and the County of Maricopa, Single-family Mortgage Rev. Bonds,
Series 2007-A-2, AMT, 5.80% 2040	540	551
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2012	1,250	1,257
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2013	1,000	1,005
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2015	1,250	1,254
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2016	1,500	1,695
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2017	3,000	3,413
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2015	5,000	5,517
School Facs. Board, State School Improvement Rev. Ref. Bonds, Series 2005, 5.00% 2015	2,000	2,252
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,000	2,128
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2019	3,770	4,350
		73,603

CALIFORNIA — 9.87%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 4.00% 2016	1,500	1,513
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes
Obligated Group, Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 5.50% 2012	730	736
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco
Asset Securitization Corp.), Series 2002, 4.75% 2019	335	332
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.15% 2012	485	492
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.40% 2014	695	718
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project), Series 2009, 5.00% 2016	800	899
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project), Series 2009, 5.00% 2017	1,130	1,276
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.00% 2016	1,000	1,138
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.00% 2017	1,000	1,150
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.75% 2018	5,170	6,222
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,613
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,023
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	1,570	1,643
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2017	1,000	1,162
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2019	3,000	3,484
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	12,433
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2020	1,640	1,837
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	1,000	1,078
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	1,310	1,389
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	1,025	1,095
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,087
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 5.25% 2016	500	576
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 5.50% 2017	500	587
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.00% 2018	600	727
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	4,260	4,687
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,485
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2016	1,255	1,289
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,849
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,191
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2002-B, AMT, National insured, 5.25% 2013	1,045	1,117
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,360
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-D, AMT, National insured, 5.00% 2020	3,100	3,299
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	1,500	1,700
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2003-A,
Subseries A-1, National insured, 5.00% 2015	2,500	2,676
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2011-A, 5.00% 2018	770	911
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2011-A, 5.00% 2019	2,000	2,368
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2021	3,000	3,895
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,500	2,970
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-B, 5.00% 2017	2,500	2,944
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	1,570	1,732
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2020	3,500	4,103
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2011-A-1, 5.00% 2018	7,010	8,164
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	1,585	1,541
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.849% 20171	2,500	2,206
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	1,000	1,169
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2020	2,000	2,290
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,133
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2011	1,000	1,000
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2012	2,000	2,071
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2015	2,220	2,420
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2016	1,000	1,112
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2017	3,375	3,759
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2020	2,020	2,196
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	7,000	7,366
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	1,250	1,266
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project),
Series 2002-C, AMT, 5.25% 2023 (put 2017)2	8,250	8,903
Pollution Control Fncg. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project),
Series 2010-A, AMT, 1.45% 2023 (put 2011)1	8,000	8,000
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2011-A, 5.00% 2019	2,000	2,190
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2014	1,020	1,084
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	6,000	6,597
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	10,024
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	2,500	2,948
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2016	2,500	2,727
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.00% 2014	2,380	2,530
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,367
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2018	2,000	2,152
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2019	3,000	3,207
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2020	3,070	3,315
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2022	3,650	3,871
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2016	2,420	2,586
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2016	1,000	1,049
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2009-A, 5.00% 2019	2,500	2,930
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,290
Statewide Communities Dev. Auth., Rev. Bonds (Proposition 1A Receivables Program), Series 2009, 5.00% 2013	5,000	5,325
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2014	1,300	1,357
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.00% 2019	1,100	1,243
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	2,730	2,857
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2013	1,750	1,827
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2014	1,975	2,096
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 5.00% 2018	2,500	2,610
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.),
Series 2001-A, 5.25% 2027 (preref. 2012)	4,105	4,225
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2017	2,000	2,263
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC-National insured, 5.00% 2014	1,000	1,037
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2005-F-3, 5.00% 2021	1,500	1,692
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	2,250	2,630
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2019	5,000	5,875
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2019	2,500	2,937
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	2,500	2,951
		257,174

COLORADO — 1.75%
Arapahoe County, Ref. Certs. of Part. (Sheriff/Coroner Building and Centrepoint Plaza),
Series 2006, AMBAC insured, 5.00% 2015	2,000	2,206
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC-National insured, 5.00% 2012	1,500	1,567
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2015	1,000	1,110
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2013	2,000	2,168
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2015	5,300	5,932
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	3,000	3,438
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.25% 2018	2,500	2,820
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.00% 2015	1,420	1,520
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-B, 5.00% 2039 (put 2014)	3,200	3,437
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-F, 5.00% 2015	440	497
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015 (escrowed to maturity)	980	1,134
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.25% 2014	1,810	1,915
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series D-3, 5.50% 2038 (put 2015)	3,500	4,064
Health Facs. Auth., Rev. Ref. Bonds (Catholic Health Initiatives), Series 2008-C-2, 4.00% 2040 (put 2015)	1,000	1,102
Health Facs. Auth., Rev. Ref. Bonds (Catholic Health Initiatives), Series 2008-C-8, 4.10% 2036 (put 2011)	5,000	5,005
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 5.25% 2011	560	561
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,352
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,145	1,171
Housing and Fin. Auth., Single-family Program Rev. Ref. Bonds, Series 1998-D-3, 6.125% 2023	235	244
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 5.75% 2018	460	484
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.00% 2018	1,640	1,849
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.00% 2018	1,750	2,082
		45,658

CONNECTICUT — 0.53%
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, National insured, 4.20% 2014	725	762
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2018	2,500	2,955
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	10,134
		13,851

DELAWARE — 0.14%
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	1,680	1,756
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	1,735	1,871
		3,627

DISTRICT OF COLUMBIA — 1.69%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	1,365	1,397
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.25% 2014	1,000	1,082
Convention Center Auth., Dedicated Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2016	2,500	2,813
Convention Center Auth., Dedicated Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2018	5,000	5,472
Friendship Public Charter School, Inc. Issue Rev. Ref. Bonds, Series 2003, ACA insured, 5.00% 2012	1,000	1,006
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	3,000	3,494
G.O. Ref. Bonds, Series B, XLCA-Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,361
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,404
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, Assured Guaranty Municipal insured, 5.00% 2014	1,785	1,932
Dist. of Columbia, Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2024	4,880	5,678
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	4,000	4,754
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	3,000	3,587
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.50% 2017	1,000	1,151
		44,131

FLORIDA — 11.13%
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,000	1,110
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2016	1,000	1,121
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2016	1,000	1,146
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,155
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	2,000	2,144
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	11,111
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	8,000	8,627
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	8,350	9,139
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2012	2,000	2,028
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	2,000	2,096
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2004, Assured Guaranty Municipal insured, 5.00% 2034 (preref. 2014)	1,000	1,121
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,000	3,448
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.00% 2017	2,510	2,606
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.125% 2020	1,270	1,303
Escambia County Health Facs. Auth., Rev. Ref. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,535	1,609
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	1,735	1,761
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2002-B, AMT, Assured Guaranty
Municipal insured, 5.25% 2019 (preref. 2012)	4,925	5,114
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT, Assured Guaranty
Municipal insured, 5.00% 2016	3,000	3,348
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 6.00% 2016	2,500	2,890
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013	1,095	1,186
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	1,025	1,138
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015	1,610	1,814
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013 (escrowed to maturity)	155	169
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	145	163
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015 (escrowed to maturity)	30	35
Hillsborough County Aviation Auth., Tampa International Airport, Rev. Ref. Bonds,
Series 2003-D, AMT, National insured, 5.25% 2016	3,085	3,258
Hillsborough County Aviation Auth., Tampa International Airport, Rev. Ref. Bonds,
Series 2003-D, AMT, National insured, 5.25% 2018	2,000	2,112
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	2,195	2,269
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2002, 5.10% 2013	2,350	2,421
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2006, AMBAC insured, 5.00% 2034 (put 2012)	6,275	6,373
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	4,000	4,568
School Board of Hillsborough County, Master Lease Program, Series 2006-B, National insured, 5.00% 2015	2,000	2,223
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	1,200	1,300
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.35% 2016	620	621
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.45% 2017	580	581
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 5.75% 2037	1,700	1,768
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	930	1,003
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2006-A, 5.25% 2012	1,000	1,031
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	2,000	2,112
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	13,500	14,554
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	1,900	2,075
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	4,000	4,405
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2017	4,000	4,520
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,626
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,090
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2021	1,830	1,898
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2023	1,935	1,987
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,000	1,040
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2016	2,535	2,775
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2015	2,260	2,448
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2017	4,990	5,680
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2019	2,500	2,825
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2020	2,270	2,464
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2018	3,760	4,220
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,447
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	6,075	6,785
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2013	3,560	3,771
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	4,700	4,954
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.75% 2022	1,500	1,679
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.50% 2018	3,580	4,114
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.75% 2021	2,000	2,260
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds,
Series 2009-A, Assured Guaranty insured, 3.50% 2013	1,000	1,031
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.00% 2017	2,500	2,861
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.25% 2017	3,000	3,487
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2017	1,140	1,264
School Board of Miami-Dade County, Certs. of Part., Series 2008-A, AMBAC insured, 5.00% 2017	5,000	5,535
School Board of Miami-Dade County, Certs. of Part., Series 2011-B, 5.00% 2032 (put 2016)	3,000	3,280
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2017	2,500	2,837
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2018	4,650	5,294
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009, 5.25% 2020	2,430	2,774
Municipal Power Agcy., Stanton Project Rev. Ref. Bonds, Series 2008, 5.125% 2017	5,000	5,723
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2017	3,455	3,921
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2011-B, 5.00% 2022	2,000	2,231
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,000	1,158
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC-National insured, 5.00% 2030 (preref. 2011)	1,500	1,500
Solid Waste Auth. of Palm Beach County, Improvement Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,859
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2017	1,500	1,675
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2021	2,500	2,731
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	5,370	5,895
State Board of Education, Public Education Capital Outlay Bonds, Series 2007-D, 5.00% 2020	3,500	4,087
State Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.00% 2014	1,000	1,110
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2016	1,410	1,620
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2017	1,500	1,698
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2018	5,000	5,631
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	2,250	2,658
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2008-A, 5.00% 2017	3,435	4,053
Dept. of Transportation, Turnpike Rev. Bonds, Series 2007-A, National insured, 5.00% 2016	5,000	5,748
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2016	4,825	5,547
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	3,000	3,529
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	2,000	2,233
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	2,000	2,365
		289,974

GEORGIA — 2.94%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.00% 2012	2,000	2,089
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 5.05% 2048 (put 2012)	1,350	1,362
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 5.25% 2020	8,750	9,086
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	2,000	2,099
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2015	1,525	1,577
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2016	4,470	4,617
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	1,500	1,537
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	4,989
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.125% 2015	190	198
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series),
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,698
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	1,650	1,888
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 1998-A, National insured, 5.25% 2013	1,000	1,049
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	18,975
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2017	5,000	5,468
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	11,922
Savannah Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2003-A, 5.10% 2014	1,000	1,061
State Road & Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	3,500	4,123
		76,738

GUAM — 0.08%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2014	1,000	1,021
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2016	1,000	1,025
		2,046

HAWAII — 0.86%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	10,953
G.O. Bonds, Series CM, FGIC-Assured Guaranty Municipal insured, 6.50% 2016	3,000	3,727
G.O. Ref. Bonds, Series 2009-DT, 5.00% 2016	3,000	3,524
G.O. Bonds, Series DQ, 5.00% 2016 (escrowed to maturity)	455	533
Harbor System Rev. Ref. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.25% 2016	1,000	1,117
City and County of Honolulu, G.O. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2019	1,000	1,154
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2016	450	480
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2017	450	480
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2018	500	531
		22,499

IDAHO — 0.51%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2017	4,500	5,207
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2020	3,000	3,448
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-I-2, AMT, 4.70% 2012	20	20
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	190	190
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023	740	751
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	520	521
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	475	480
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-G, Class III, AMT, 4.60% 2028	1,305	1,268
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	570	554
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	895	888
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 1998-H, AMT, 4.65% 2012	30	30
		13,357

ILLINOIS — 7.17%
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2015	2,500	2,793
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	2,390	2,879
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2016	1,000	1,132
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	1,000	1,140
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	439	435
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	580	570
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307
Guideway Modernization Formula Funds), Assured Guaranty insured, 5.00% 2019	5,500	5,853
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5309
Guideway Modernization Formula Funds), Series 2008-A, 5.25% 2017	3,000	3,336
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2021	2,000	2,225
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	1,000	1,091
City of Chicago, G.O. Bonds (Modern Schools Across Chicago Program), Series 2007-I, AMBAC insured, 5.00% 2015	2,940	3,284
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2017	1,500	1,683
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	3,131
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,658
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2016	3,000	3,358
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A,
Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,234
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2016	1,250	1,379
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2019	1,000	1,100
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2022	3,000	3,341
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2014	4,500	4,879
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,583
County of Cook, G.O. Ref. Bonds, Series 2009-A, 5.00% 2016	2,500	2,817
County of Cook, G.O. Ref. Bonds, Series 2011-A, 5.00% 2019	2,500	2,782
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1999, Assured Guaranty Municipal insured, 5.75% 2017	5,000	5,969
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,262
Dev. Fin. Auth., Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2003-E, AMT, AMBAC insured, 4.875% 2038 (put 2018)	5,000	5,144
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.05% 2036 (put 2011)	4,000	4,000
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2000-A, 4.25% 2034 (put 2014)	1,430	1,509
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2009-A, 5.25% 2019	1,400	1,608
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,400	1,559
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2014	725	761
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.25% 2016	1,000	1,134
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.50% 2018	1,000	1,149
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-D, 5.00% 2019	1,000	1,119
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 3.875% 2030 (put 2012)	1,500	1,527
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2003-A, 4.375% 2022 (put 2014)	875	940
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2017	2,180	2,468
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2018	2,230	2,516
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019	2,185	2,461
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.00% 2017	2,500	2,903
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2019	2,500	2,950
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2016	2,665	2,745
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 5.00% 2018	3,000	3,422
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 5.50% 2017	2,500	2,650
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2017	2,500	2,818
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,487
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,000	2,086
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2016	4,295	4,469
G.O. Bonds, Illinois FIRST, Series of August 2001, National insured, 5.50% 2017	1,575	1,799
G.O. Ref. Bonds, Series of February 2010, 5.00% 2019	3,000	3,286
G.O. Ref. Bonds, Series of June 2006, 5.00% 2015	7,750	8,501
Health Facs. Auth., Rev. Ref. Bonds (Centegra Health System), Series 1998, 5.25% 2018	1,000	1,001
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2012	1,000	1,005
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2013	1,000	1,028
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2014	2,150	2,243
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.15% 2014	650	672
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.15% 2014	600	623
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series K, 4.20% 2014	135	143
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series K, 4.25% 2015	140	150
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,165	1,235
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.00% 2014	1,500	1,617
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2017	3,000	3,384
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2014	2,000	2,156
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, Assured Guaranty
Municipal insured, 5.50% 2015	9,825	10,912
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2019	3,000	3,247
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2018	2,000	2,234
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2014	2,000	2,113
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2015	2,315	2,485
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2014	1,630	1,771
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.00% 2019	770	874
		186,818

INDIANA — 3.15%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001, AMT, 4.70% 2031 (put 2015)	1,280	1,387
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2017	1,640	1,798
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2018	3,545	4,196
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2018	3,000	3,595
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-B, 5.00% 2019	1,000	1,139
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2012	1,650	1,669
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2014	1,060	1,132
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2015	1,785	1,940
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2016	1,090	1,202
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group),
Series 2006-B-7, 4.10% 2046 (put 2016)	2,000	2,191
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.50% 2011	1,420	1,423
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 5.00% 2027 (put 2013)	3,000	3,228
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2011	1,965	1,969
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.50% 2011 (escrowed to maturity)	220	220
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	1,195	1,217
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2017	1,000	1,181
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2018	1,000	1,192
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2019	1,000	1,195
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	22,800
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,182
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2022	7,500	7,808
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2023	2,500	2,593
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	3,000	3,457
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	4,000	4,481
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	2,000	2,275
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1994-B, National insured, 5.20% 2013	1,000	1,048
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	2,000	2,251
Trustees of Purdue University, Purdue University Student Facs. System, Rev. Ref. Bonds., Series 2011-A, 5.00% 2022	1,200	1,422
		82,191

IOWA — 0.16%
City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2015	1,000	1,073
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2015	1,195	1,311
Fin. Auth., Demand Health Facs. Rev. Bonds, Series 2009-F, 5.00% 2039 (put 2012)	1,000	1,035
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	770	826
		4,245

KANSAS — 0.23%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2020	1,150	1,296
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2022	1,750	1,891
City of Olathe, Health Facs. Rev. Bonds (Olathe Medical Center), Series 2008-A, 4.125% 2037 (put 2013)	2,850	2,875
		6,062

KENTUCKY — 0.90%
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2007-1, National insured, 5.00% 2015	2,500	2,846
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,233
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	2,000	2,271
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2018	2,250	2,552
State Property and Buildings Commission, Rev. Bonds (Project No. 89), Assured Guaranty Municipal insured, 5.00% 2018	2,500	2,914
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 87), FGIC-National insured, 5.00% 2018	3,000	3,410
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 90), 5.00% 2018	2,500	2,915
State Property and Buildings Commission, Road Fund Rev. Bonds (Project No. 94), 5.00% 2018	3,630	4,212
		23,353

LOUISIANA — 1.46%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	2,500	2,646
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2018	5,000	5,242
G.O. Bonds, Series 2011-A, 5.00% 2020	6,000	7,174
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted - 202 Elderly Projects),
Series 2006-A, 4.75% 2031	3,425	3,541
Military Dept., Custodial Receipts, 5.00% 2014	870	943
Military Dept., Custodial Receipts, 5.00% 2015	1,725	1,904
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,000	2,115
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2015	2,005	2,205
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2016	1,000	1,115
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2017	1,125	1,261
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2015	3,000	3,257
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2016	2,000	2,182
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010, Assured Guaranty
Municipal insured, 5.00% 2020	1,250	1,447
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	3,050	3,054
		38,086

MAINE — 0.06%
Municipal Bond Bank, Transportation Infrastructure Rev. Bonds (TransCap Program), Series 2009-A, 5.00% 2015	1,435	1,642

MARYLAND — 0.35%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	385	389
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	1,095	1,160
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,530	1,629
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.40% 2015	1,275	1,348
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.00% 2014	2,750	3,032
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series A, 5.00% 2016	680	721
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series A, 5.00% 2016 (preref. 2013)	820	874
		9,153

MASSACHUSETTS — 1.37%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2015	1,000	1,084
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2015	1,915	2,083
Dev. Fin. Agcy., Rev. Ref. Bonds (UMass Memorial), Series 2011-H, 5.00% 2020	1,000	1,068
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue I, Series 2009, 5.25% 2016	2,000	2,211
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013 (escrowed to maturity)	1,000	1,104
G.O. Ref. Bonds, Series 2008-A, 5.00% 2014	3,000	3,352
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue), Series 2009-K-2, 5.00% 2039 (put 2015)	2,300	2,533
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2012	1,500	1,545
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.00% 2017	5,000	5,549
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2008-T-2, 4.10% 2037 (put 2012)	1,350	1,374
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-B, 5.25% 2015	2,500	2,882
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.25% 2014	3,000	3,359
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2018	3,000	3,672
Port Auth., Special Facs. Rev. Ref. Bonds (BOSFUEL Project), Series 2007, AMT, FGIC-National insured, 5.00% 2015	1,000	1,045
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	2,580	2,920
		35,781

MICHIGAN — 3.69%
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	3,500	3,673
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,808
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,000	2,287
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	5,500	5,811
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2015	2,000	2,166
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.50% 2017	1,000	1,117
Hospital Fin. Auth., Rev. Ref. Bonds (McLaren Health Care), Series 2008-A, 5.25% 2016	3,000	3,323
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	4,000	4,820
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	2,000	2,256
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2017	1,500	1,697
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2003-C, 5.00% 2013	2,000	2,106
Municipal Bond Auth., Local Government Loan Program Rev. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2015	1,000	1,042
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Ref. Bonds, Series 2002, 5.50% 2015	3,315	3,874
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	6,000	6,807
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	5,200	5,722
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2013	1,040	1,081
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	1,000	1,032
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2020	2,400	2,511
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,550
State Hospital Fin. Auth., Project Rev. and Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-B, 5.00% 2019	2,000	2,276
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 3.20% 2027 (put 2013)	2,500	2,575
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	7,000	7,996
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2002-D, AMT, FGIC-National insured, 5.25% 2011	2,530	2,537
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.25% 2016	3,000	3,241
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,745	1,906
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 5.00% 2017	4,365	4,733
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	1,050	1,152
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	3,235	3,637
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds,
Series 2009, Assured Guaranty insured, 3.00% 2011	1,305	1,306
		96,042

MINNESOTA — 0.59%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	1,805	1,870
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2007-L, AMT, 5.50% 2048	1,800	1,898
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2005-B, AMT,
AMBAC insured, 5.00% 2015	5,000	5,425
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.00% 2018	4,460	4,894
Regents of the University of Minnesota, G.O. Bonds, Series 2009-C, 5.00% 2018	1,000	1,206
		15,293

MISSISSIPPI — 0.44%
Business Fin. Corp. Gulf Opportunity Zone Bonds (Coast Electric Power Association Project), Series 2007-C, 0.85% 2037	3,500	3,500
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project), Series 2007,
Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	7,030	7,823
		11,323

MISSOURI — 0.93%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2016	1,000	1,056
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2014	1,300	1,351
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2015	1,365	1,432
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2016	1,440	1,514
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2017	1,510	1,582
Highways and Transportation Commission, Rev. Ref. State Road Bonds, Series 2006, 5.00% 2018	2,700	3,250
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2015	2,240	2,345
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2016	2,300	2,408
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2017	2,420	2,521
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2003-A,
Assured Guaranty Municipal insured, 5.25% 2012	1,000	1,027
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT,
Assured Guaranty Municipal insured, 5.00% 2015	1,260	1,369
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2011-B, 5.00% 2015	1,500	1,625
Public Building Corp. of the City of Springfield, Leasehold Rev. Improvement Bonds (Springfield-Branson National
Airport Terminal Project), Series 2006-B, AMT, AMBAC insured, 5.00% 2015	2,480	2,722
		24,202

MONTANA — 0.04%
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	895	948

NEBRASKA — 0.39%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.50% 2018	5,260	5,625
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	405	417
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	785	803
Public Power Dist., General Rev. Ref. Bonds, Series 2005-B-1, FGIC-National insured, 5.00% 2015	2,875	3,220
		10,065

NEVADA — 2.25%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C,
Assured Guaranty Municipal insured, 5.00% 2015	2,500	2,805
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C,
Assured Guaranty Municipal insured, 5.00% 2018	2,000	2,238
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2017	2,500	2,879
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	1,000	1,103
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2009-B, 5.00% 2016	2,660	3,068
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	4,905	5,196
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2016	1,500	1,650
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	1,500	1,686
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2022	2,000	2,079
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	1,000	1,034
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2024	2,000	2,051
Clark County, Highway (Motor Vehicle Fuel Tax) Improvement and Rev. Ref. Bonds,
Series 2007, AMBAC insured, 5.00% 2020	3,500	3,886
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,502
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2008-C, 5.00% 2018	3,320	3,829
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Ref. Bonds,
Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2016	1,865	2,000
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2017	4,000	4,633
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 4.50% 2012	3,625	3,677
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2019	7,760	8,927
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2018	1,000	1,154
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	1,280	1,342
		58,739

NEW JERSEY — 2.86%
Certs. of Part., Series 2004-A, 5.00% 2015	2,000	2,130
Certs. of Part., Series 2008-A, 5.00% 2015	1,500	1,633
Certs. of Part., Series 2008-A, 5.00% 2018	1,000	1,086
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2017	5,000	5,699
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2017	2,500	2,840
Educational Facs. Auth., Rider University Issue Rev. Ref. Bonds, Series 2002-A, RADIAN insured, 5.25% 2012	1,795	1,842
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue, Series 2004-B,
National insured, 5.25% 2013 (escrowed to maturity)	4,315	4,661
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	3,500	3,840
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,091
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2017	2,000	2,233
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.626% 20201	2,790	2,772
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.25% 2019	1,000	1,122
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2017	2,500	2,661
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2019	2,500	2,614
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2019	1,000	1,185
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	375	388
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 4.50% 2023	6,585	6,000
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,746
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,809
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.50% 2021	4,070	4,732
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,839
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,830
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2004-B, FGIC-National insured, 5.25% 2013	4,410	4,790
		74,543

NEW MEXICO — 0.12%
Fin. Auth., State Transportation Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	1,000	1,200
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	920	1,003
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	895	977
		3,180

NEW YORK — 7.93%
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2017	1,500	1,625
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2012	1,000	1,033
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2013	1,100	1,163
Dormitory Auth., City University System, Consolidated Fifth General Resolution Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	4,550	5,272
Dormitory Auth., Lease Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	4,455	4,777
Dormitory Auth., State University Educational Facs. Rev. Ref. Bonds. Series 2000-C, Assured Guaranty
Municipal insured, 5.75% 2017	1,475	1,758
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2009-A-1, 5.50% 2018	2,500	2,986
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	3,000	3,517
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2018	2,000	2,218
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	1,175	1,199
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2016	5,000	5,749
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2020	2,000	2,328
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,921
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2019	5,000	5,935
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	5,000	5,128
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-C, 3.00% 2029 (put 2013)	4,500	4,591
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds (New York City
Municipal Water Fin. Auth. Projects), Series 2009-A, 5.00% 2017	2,500	2,949
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City
Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2011-B, 5.00% 2024	1,000	1,158
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-A, 5.00% 2020	4,780	5,492
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2006-E, 5.00% 2017	2,500	2,840
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2020	4,005	4,626
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2021	2,000	2,287
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2018	500	590
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, 5.50% 2017	5,000	5,921
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, National insured, 5.75% 2017	1,500	1,773
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,376
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,564
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	3,000	3,094
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	3,500	3,972
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	5,000	5,829
City of New York, Tax-Exempt Bonds, Series H-1, 5.00% 2016	2,000	2,292
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.70% 2015	615	645
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.75% 2016	635	664
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,000	1,060
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	2,485	2,683
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	7,025	7,663
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2024	2,000	2,063
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series EE, 5.00% 2018	2,500	2,957
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2009 Series FF-1, 5.00% 2018	2,000	2,368
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-4, 5.00% 2018	2,545	2,964
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2017	2,500	2,878
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2003-A, 5.50%/14.00% 20261	2,000	2,000
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2022	1,750	2,055
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.00% 2017	2,000	2,265
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.50% 2019	4,000	4,545
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	2,565	2,905
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,678
Port Auth., Consolidated Rev. Ref. Bonds, Series 136, AMT, National insured, 5.00% 2021	2,000	2,090
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2020	4,790	5,487
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2021	3,420	3,886
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2020	5,000	5,683
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	11,534
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds,
Series 2005-B, AMBAC insured, 5.00% 2019	1,580	1,774
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2009-A-1, 5.00% 2018	4,000	4,701
Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2009-A, 5.00% 2016	1,250	1,437
Tobacco Settlement Fin. Corp. Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2017	2,000	2,295
Tobacco Settlement Fin. Corp. Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	2,500	2,890
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	3,000	3,245
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2017	2,485	2,608
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	2,500	2,864
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	1,000	1,182
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 5.00% 2017	2,500	2,654
		206,686

NORTH CAROLINA — 1.21%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	4,155	4,189
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,092
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,900	3,165
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2016	1,000	1,042
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	2,000	2,245
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	1,500	1,703
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2012	860	867
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2013	1,525	1,609
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2008-A, 5.25% 2017	3,000	3,487
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	2,500	2,847
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2012 (escrowed to maturity)	1,640	1,654
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2013 (escrowed to maturity)	725	769
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2015	740	818
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2015	2,835	3,096
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	1,590	1,874
		31,457

OHIO — 3.57%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2006-A, 2.25% 2023 (put 2013)	4,000	4,008
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	7,500	8,096
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	3,375	3,749
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	2,500	2,783
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2008-C, AMT, 7.25% 2032 (put 2012)	3,000	3,166
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,000	2,041
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,500	2,760
County of Lorain, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2012	2,150	2,246
American Municipal Power – Ohio, Inc., Prairie State Energy Campus Project Rev. Ref. Bonds, Series 2008-A, 5.00% 2017	1,500	1,703
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	6,650	5,124
City of Cleveland, Airport System Rev. Ref. Bonds, Series A, Assured Guaranty insured, 5.25% 2019	5,000	5,485
City of Cleveland, Water Rev. Ref. Bonds, Series 2009-T, 5.00% 2018	3,620	4,228
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2013	1,260	1,295
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2014	1,250	1,302
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,901
Higher Education G.O. Ref. Bonds, Series 2011-A, 5.00% 2016	1,500	1,750
Infrastructure Improvement G.O. Ref. Bonds, Series 2011-B, 5.00% 2018	2,000	2,376
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.60% 2037 (preref. 2012)	2,000	2,057
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-1, 3.75% 2025 (put 2013)	2,000	2,059
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,800	1,982
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	1,405	1,456
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	820	865
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	2,210	2,404
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2017	1,375	1,456
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2018	1,195	1,260
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2018	6,350	6,885
Major New State Infrastructure Project Rev. Bonds, Series 2008-1, 5.75% 2019	1,000	1,194
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2013	2,125	2,229
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2014	1,000	1,068
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2016	1,815	1,983
Municipal Advisory Council, Beneficial Interest Rev. Ref. Certificates (Municipal Electric Generation Agcy.
Joint Venture 5 - OMEGA JV5), AMBAC insured, 5.00% 2015	2,290	2,454
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,500	2,812
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	1,000	1,155
Water Dev. Auth., Water Dev. Fresh Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2013	1,635	1,787
		93,119

OKLAHOMA — 0.30%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.10% 20112	200	200
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-C, 5.00% 2018	1,000	1,132
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	1,655	1,769
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2015	1,000	1,122
Turnpike Auth. Turnpike System, Rev. Ref. Bonds, Series 2011-A, 5.00% 2019	3,000	3,559
		7,782

OREGON — 0.55%
Dept. of Administrative Services, Certs. of Part. (Tax-Exempt), Series 2009-A, 5.00% 2020	2,500	2,878
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2017	2,000	2,346
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2016	1,500	1,650
City of Portland, Sewer System Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	2,500	2,854
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2017	1,000	1,120
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2021	1,000	1,102
Port of Portland, Portland International Airport Rev. Ref. Bonds, Subseries 21-B, AMT, 5.00% 2018	2,000	2,241
		14,191

PENNSYLVANIA — 3.03%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2017	4,500	5,134
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2018	4,000	4,531
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	3,250	3,705
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds,
Series 2010-A, 5.00% 2017	2,000	2,270
Higher Educational Facs. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds, Series 2010-E, 3.50% 2012	2,000	2,031
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2014	1,405	1,472
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2016	1,540	1,597
Dauphin County General Auth., Health System Rev. Ref. Bonds (Pinnacle Health System Project),
Series 2009-A, 5.25% 2017	2,500	2,713
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004-A, 3.70% 2021 (put 2015)	4,900	5,131
Econ. Dev. Fncg. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project),
Series 2010-A, AMT, 1.10% 2019 (put 2012)	1,250	1,250
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania),
Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,200
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,460	1,516
Higher Educational Facs. Auth., Rev. Bonds (State System of Higher Education), Series AJ, 5.00% 2017	5,000	5,795
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at
East Stroudsburg University of Pennsylvania), Series 2010, 5.25% 2019	1,300	1,354
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	880	917
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2016	2,500	2,896
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2017	1,500	1,758
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2019	2,000	2,361
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.25% 2017	1,110	1,185
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2018	935	1,008
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2019	975	1,045
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,755	2,911
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2016	2,570	2,720
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2017	1,500	1,759
City of Philadelphia, Airport Rev. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,094
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2018	2,500	2,914
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2019	3,000	3,519
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project),
Series 2007-A, 4.25% 2016	700	766
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	3,000	3,067
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 0.868% 20171	6,765	6,252
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	1,000	1,084
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2039 (put 2013)	1,000	1,084
		79,039

PUERTO RICO — 0.76%
Electric Power Auth., Power Rev. Ref. Bonds, Series VV, 5.50% 2020	5,000	5,583
Government Dev. Bank, Rev. Ref. Bonds, Series 2006-C, AMT, 5.25% 2015	1,000	1,056
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. Ref.
Bonds, (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2020	3,345	3,431
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	1,000	1,033
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,500	5,943
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	2,500	2,670
		19,716

RHODE ISLAND — 0.20%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2015	2,635	2,895
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2014	1,250	1,218
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,194
		5,307

SOUTH CAROLINA — 0.85%
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health), Series 2009, 5.00% 2017	1,085	1,182
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2016	2,000	2,235
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Ref. Series 2008-A-3, 5.00% 2016	1,500	1,690
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2016	1,995	2,297
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2017	2,000	2,339
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2018	1,275	1,508
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2008, 5.00% 2018	1,555	1,557
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,426
		22,234

TENNESSEE — 1.08%
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2006-1, AMT, 5.75% 2036	610	634
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	980	1,058
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,311
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	5,375	5,930
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	6,590	7,392
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,811
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2015	1,000	1,097
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2018	2,500	2,748
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2019	1,500	1,637
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	1,580	1,581
		28,199

TEXAS — 8.41%
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project - Round Rock Campus),
Series 2008, 5.25% 2017	1,500	1,763
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2009, 5.00% 2018	1,500	1,794
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2017	2,665	3,095
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2018	3,015	3,530
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	2,235	2,525
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2014	2,045	2,225
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured, 0%/4.20% 20153	1,700	1,560
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2020	1,000	1,076
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	1,025	1,177
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	1,080	1,265
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds (Nueces County), Series 2009, 5.00% 2019	2,070	2,490
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds, Series 2009-A, 5.00% 2016	1,315	1,519
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2005, 5.00% 2015	955	1,029
City of Dallas, G.O. Limited Bonds, 5.00% 2018	1,080	1,257
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	4,420	5,199
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2018	1,000	1,197
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2016	2,000	2,350
Dallas County Community College Dist. (Dallas County), G.O. Ref. and Improvement Bonds, Series 2008, 5.00% 2018	5,690	6,852
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,831
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	1,000	1,174
Donna Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,098
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,184
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2019	1,000	1,184
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	1,979
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,713
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,642
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,500	4,029
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2009-B-2, 5.00% 2041 (put 2013)	4,000	4,276
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2011	1,500	1,505
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2012	1,750	1,821
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2013	1,000	1,070
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2014	1,500	1,625
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2012	810	820
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project),
Series 2006, 4.70% 2018	2,000	2,156
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2009-A, 5.00% 2017	3,990	4,704
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, Assured Guaranty Municipal insured, 5.00% 2032 (put 2012)	5,000	5,177
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2017	1,100	1,293
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,460
Harris County, Toll Road Rev. Ref. Bonds, Series 2007-A, National insured, 4.50% 2020	2,000	2,191
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	1,200	1,272
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2017	1,000	1,139
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	2,100	2,395
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	1,600	1,844
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2019	1,500	1,703
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	10,829
City of Houston, Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,925
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2008, 5.00% 2018	1,500	1,742
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,530	1,737
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2018	1,000	1,201
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project),
Series 2011-B, 5.00% 2019	5,000	5,765
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 5.00% 2020	5,890	7,064
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2008, AMT, 6.00% 2020 (put 2013)	3,500	3,744
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2015	3,500	3,629
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	1,500	1,554
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 0.933% 20171	1,900	1,830
North Texas Tollway Auth., Dallas North Tollway System Rev. Ref. Bonds, Series 2005-C, 5.00% 2019	2,000	2,242
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	3,000	3,442
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,000	5,806
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	9,850	11,254
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 5.00% 2013	1,000	1,044
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.00% 2017	1,000	1,169
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2010-A, 5.00% 2016	3,500	4,033
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2010-C, 2.60% 2020	1,780	1,787
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2017	1,000	1,031
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2007, AMT, Assured Guaranty
Municipal insured, 5.00% 2016	1,000	1,112
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Improvement Bonds,
Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2016	2,015	2,214
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	1,000	1,130
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2008-A, 5.50% 2015	2,000	2,292
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series A, 5.25% 2014	1,485	1,637
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series A, 5.25% 2014 (escrowed to maturity)	15	17
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2015	3,000	3,414
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2016	1,000	1,123
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2017	1,000	1,127
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2017	1,500	1,679
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement
Services, Inc. Project), Series 2007, 5.00% 2015	1,170	1,250
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement
Services, Inc. Project), Series 2007, 5.00% 2016	1,280	1,373
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 4.50% 2022	500	526
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2020	1,710	2,005
Board of Regents, Texas State University System, Rev. Ref. Fncg. System Bonds, Series 2010, 5.00% 2014	1,000	1,099
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015 (escrowed to maturity)	1,355	1,552
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2015	1,000	1,136
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2017	1,060	1,236
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,177
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2020	2,200	2,560
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2018	1,000	1,188
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,732
Weslaco Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,360	2,666
		219,261

UTAH — 0.49%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	575	578
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	300	302
Housing Corp., Single-family Mortgage Bonds, Series 2007-A-1, Class III, AMT, 4.625% 2027	940	928
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	125	125
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-E-1, AMT, 5.25% 2012	5	5
Housing Fin. Agcy., Single-family Mortgage Rev. Ref. Bonds (Federally Insured or Guaranteed Mortgage Loans),
1998 Issue D-2, AMT, 5.25% 2012	5	5
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	4,000	4,501
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2019	5,250	6,363
		12,807

VIRGINIA — 0.35%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,019
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,030
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT,
Assured Guaranty Municipal insured, 5.50% 2014	2,735	3,038
Public Building Auth., Public Facs. Rev. Bonds, Series 2008-B, 5.00% 2014	1,525	1,698
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-C, 5.00% 2015	1,750	2,008
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	245	252
		9,045

VIRGIN ISLANDS — 0.28%
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,000	3,246
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	3,745	4,015
		7,261

WASHINGTON — 2.82%
Public Utility Dist. No. 1 of Clark County, Electric System Rev. Ref. Bonds, Series 2007, FGIC-National insured, 5.00% 2017	2,000	2,276
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2007-C, 5.00% 2017	3,000	3,533
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2009-A, 5.25% 2018	1,250	1,504
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	12,500	14,117
Various Purpose G.O. Bonds, Series 1992-B, 6.40% 2017	9,400	11,133
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	2,500	2,858
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017	5,000	5,758
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2022	2,000	2,304
Health Care Facs. Auth., Rev. Ref. Bonds (Kadlec Medical Center), Series 2006-A, Assured Guaranty insured, 5.00% 2013	915	981
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2021	1,235	1,389
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2016	1,015	1,126
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2018	2,235	2,497
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2019	2,350	2,627
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2010-A, 5.00% 2018	1,000	1,117
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	1,230	1,320
King County, Public Hospital Dist. No. 1, Limited Tax G.O. and Ref. Bonds, Series 2008-A,
Assured Guaranty insured, 5.00% 2016	2,595	2,996
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2013	1,000	1,091
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,500	1,716
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program - Phase III),
Series 2007, AMT, Assured Guaranty Municipal insured, 4.55% 2017	1,585	1,680
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2016	2,000	2,234
Port of Seattle, Rev. Ref. Bonds, Series 2010-C, AMT, 5.00% 2016	2,000	2,213
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,192
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B,
Assured Guaranty Municipal insured, 5.25% 2011	2,000	2,008
Snohomish County, Limited Tax G.O. Ref. Bonds, Series 2005-B, FGIC-National insured, 5.00% 2014	1,115	1,259
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds, Series 2001, AMBAC insured, 5.25% 2011	1,650	1,656
		73,585

WISCONSIN — 1.14%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012 (escrowed to maturity)	3,000	3,094
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,500	3,820
G.O. Ref. Bonds, Series 2005-1, National insured, 5.00% 2017	2,500	2,825
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,000	2,357
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-A, 5.25% 2017	2,000	2,262
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2009-B, 5.00% 2017	2,000	2,207
Health and Educational Facs. Auth., Rev. Ref. Bonds (Wheaton Franciscan Services, Inc. System),
Series 2002, 6.00% 2016 (preref. 2012)	1,230	1,263
Health and Educational Facs. Auth., Rev. Ref. Bonds (Wheaton Franciscan Services, Inc. System), Series 2003-A, 5.00% 2012	2,065	2,102
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	1,250	1,372
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2018	1,500	1,636
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2020	1,500	1,600
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,000	5,180
		29,718

Total bonds & notes (cost: $2,275,674,000)		2,397,056

	Principal amount	Value
Short-term securities — 8.62%	(000)	(000)

City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 0.08% 20251	$1,800	$1,800
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2001-A, AMT, 0.09% 20301	3,500	3,500
California Infrastructure and Econ. Dev. Bank, Demand Rev. Ref. Bonds (Jewish Community Center of San Francisco),
Series 2008, 0.21% 20311	1,100	1,100
California Educational Facs. Auth., Demand Rev. Ref. Bonds (Chapman University), Series 2008-A, 0.20% 20361	680	680
California Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (RAND Corp.), Series 2008-B, 0.20% 20421	1,905	1,905
California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Contemporary Jewish Museum),
Series 2006, 0.21% 20361	1,000	1,000
California Health Facs. Fncg. Auth., Hospital Rev. Bonds (Adventist Health System/West), Series 2002-A, 0.08% 20251	800	800
State of California, Econ. Recovery Bonds, Series 2004-C-1, 0.12% 20231	1,600	1,600
California Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health), Series 2008-A, 0.08% 20361	1,500	1,500
California Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health), Series 2008-C, 0.10% 20271	2,500	2,500
State of California, Bonds of Irvine Ranch Water District, Consolidated Series 2009-B, 0.11% 20411	3,600	3,600
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 2000 Authorization, Series B-3, 0.10% 20351	1,000	1,000
Sacramento County, California, Sanitation Districts Fncg. Auth., Subordinate Lien Rev. Ref. Bonds (Sacramento Regional
County Sanitation District), Series 2008-C, 0.11% 20381	1,300	1,300
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series F, 0.10% 20261	600	600
State of California, Irvine Ranch Water Dist., Consolidated Series 1993, G.O. of Improvement Dist.
Nos. 140, 240, 105 and 250, 0.20% 20331	6,000	6,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series C-4, 0.15% 20371	1,600	1,600
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-5, 0.15% 20381	800	800
Colorado Educational and Cultural Facs. Auth., Demand Rev. Ref. Bonds (National Jewish Federation Bond Program),
Series D-1, 0.15% 20361	2,100	2,100
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation
Bond Program), 0.18% 20291	1,300	1,300
Colorado Educational and Cultural Facs. Auth., Demand Rev. Ref. Bonds (National Jewish Federation Bond Program),
Series A-6, 0.18% 20251	1,500	1,500
Colorado Educational and Cultural Facs. Auth., Rev. Ref. Bonds (National Jewish Federation Bond Program),
Series A-1, 0.18% 20331	1,260	1,260
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series U-2, 0.05% 20331	4,325	4,325
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-B, 0.14% 20331	3,100	3,100
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Medical Center),
Series 2007-C, 0.16% 20271	4,780	4,780
Pinellas County Health Facs. Auth., Florida, Health System Rev. Ref. Bonds, Baycare Health System Issue,
Series 2009A-1, 0.12% 20381	1,000	1,000
State of Idaho, Tax Anticipation Notes, Series 2011, 2.00% 6/29/2012	6,000	6,072
Illinois Fin. Auth., Demand Rev. Bonds (The University of Chicago Medical Center), Series 2009-D, 0.11% 20431	480	480
Illinois Fin. Auth., Demand Rev. Bonds (Provena Health), Series 2009-B, 0.14% 20441	2,500	2,500
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-4, 0.14% 20391	11,000	11,000
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-5, 0.14% 20401	1,585	1,585
Indiana Fin. Auth., Industrial Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2005, 0.14% 20351	500	500
Iowa Fin. Auth., Health Facs. Rev. Bonds (Iowa Health System), Series 2009-A, 0.14% 20351	1,850	1,850
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-B-1, 0.16% 20381	2,800	2,800
Lexington-Fayette Urban County Airport Board, Kentucky (Lexington-Fayette Urban County Government G.O.),
Series 2009-B, 0.14% 20381	1,020	1,020
County of Trimble, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds, Series 2008-A, 0.14% 20381	245	245
Maryland Health and Higher Educational Facs. Auth., Rev. Bonds (Goucher College Issue), Series 2007, 0.18% 20371	7,000	7,000
Jackson County, Mississippi, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 0.09% 20161	2,000	2,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2007-A, 0.09% 20301	1,200	1,200
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2007-E, 0.10% 20301	1,000	1,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 2004-B, 0.10% 20341	2,500	2,500
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds
(Saint Louis University), Series 2008-A-2, 0.11% 20351	4,000	4,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds
(Saint Louis University), Series 2008-B-2, 0.11% 20351	450	450
Nebraska Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects), Series 2008, 0.14% 20351	2,000	2,000
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-A, 0.15% 20311	3,000	3,000
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.15% 20411	4,700	4,700
Trust for Cultural Resources of the City of New York, New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.),
Series 2008-A-1, 0.14% 20351	1,300	1,300
Trust for Cultural Resources of the City of New York, New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.),
Series 2008-A-2, 0.16% 20351	5,100	5,100
City of New York, New York, G.O. Bonds, Fiscal 1994 Series E, Subseries E-4, 0.20% 20221	1,000	1,000
City of New York, New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.11% 20201	6,100	6,100
City of New York, New York, G.O. Bonds, Fiscal 2006 Series E, Subseries E-2, 0.16% 20341	1,700	1,700
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-B, 0.14% 20311	1,485	1,485
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project), Series-B-2, 0.10% 20441	2,000	2,000
Hospital Facs. Auth. of the City of Medford, Oregon, Demand Rev. Bonds (Rogue Valley Manor Project),
Series 2007, 0.18% 20371	4,300	4,300
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2011-A, 2.00% 6/29/2012	20,000	20,239
State of Pennsylvania, Lancaster County Hospital Auth., Demand Health Center Rev. Ref. Bonds (Masonic Homes Project),
Series 2008-D, 0.14% 20341	2,300	2,300
State of Pennsylvania, Lancaster County Hospital Auth., Health System Rev. Bonds (Lancaster General Hospital Ref. Project),
Series of 2008, 0.19% 20411	5,200	5,200
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 0.25% 20341	1,050	1,050
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Ref. Bonds (Dallas Center for the
Performing Arts Foundation, Inc. Project), Series 2008-A, 0.25% 20411	1,600	1,600
Brazos River Harbor Navigation Dist. of Brazoria County, Texas, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project),
Series 2001-A, AMT, 0.22% 20211	2,300	2,300
State of Texas, Tax and Revenue Anticipation Notes, Series 2011-A, 2.50% 8/30/2012	30,000	30,567
Port of Tacoma, Washington, Subordinate Lien Rev. Ref. Bonds, Series 2008-B, 0.16% 20441	3,700	3,700
West Virginia Hospital Fin. Auth., Hospital Rev. Ref. Bonds (West Virginia United Health System Obligated Group),
Series 2008-B, 0.15% 20411	3,000	3,000
State of Wisconsin, Operating Notes of 2011, 2.00% 6/15/2012	25,000	25,274

Total short-term securities (cost: $224,751,000)		224,767

Total investment securities (cost: $2,500,425,000)		2,621,823
Other assets less liabilities		(15,193)

Net assets		$2,606,630

 1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
 2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,103,000, which represented .35% of the net assets of the fund.
3Step bond; coupon rate will increase at a later date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$125,806
Gross unrealized depreciation on investment securities	(4,102)
Net unrealized appreciation on investment securities	121,704
Cost of investment securities for federal income tax purposes	2,500,119

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-943-1211O-S29420

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 29, 2011

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: December 29, 2011